UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:  10/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS
October 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 29.0%
	AEROSPACE/DEFENSE - 0.6%
1,114	Boeing Co.	$ 73,290
949	United Technologies Corp.	74,003
		147,293
	AIRLINES - 0.4%
21,895	JetBlue Airways Corp. *	98,090

	APPAREL - 1.1%
2,969	Under Armour, Inc. - Cl. A *	250,613

	BANKS - 0.4%
5,612	Bank of America Corp.	38,330
1,731	JPMorgan Chase & Co.	60,170
		98,500
	BEVERAGES - 0.4%
1,216	Coca-Cola Co.	83,077

	BIOTECHNOLOGY - 0.7%
3,826	Vertex Pharmaceuticals, Inc. *	151,471

	BUILDING MATERIALS - 0.4%
3,212	Lennox International, Inc.	103,394

	CHEMICALS - 0.3%
1,469	EI du Pont de Nemours & Co.	70,615

	COMPUTERS - 0.6%
1,852	Hewlett-Packard Co.	49,282
488	International Business Machines Corp.	90,099
		139,381
	COSMETICS/PERSONAL CARE - 0.4%
1,276	Procter & Gamble Co.	81,651

	DISTRIBUTION/WHOLESALE - 1.1%
2,511	Fossil, Inc. *	260,290

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
1,803	American Express Co.	91,268
5,096	Raymond James Financial, Inc.	154,766
		246,034

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS
October 31, 2011 (Unaudited) (Continued)
Shares		Value
	ELECTRONICS - 0.7%
6,277	National Instruments Corp.	$ 167,659

	FOOD - 0.4%
2,518	Kraft Foods, Inc. - Cl. A	88,583

	HEALTHCARE-SERVICES - 1.9%
4,259	Community Health Systems, Inc. *	74,447
4,995	Health Net, Inc. *	138,811
4,805	WellCare Health Plans, Inc. *	235,493
		448,751
	INSURANCE - 0.3%
1,351	Travelers Cos, Inc.	78,831

	INTERNET - 1.9%
1,466	Equinix, Inc. *	140,751
860	Netflix, Inc. *	70,589
8,086	TIBCO Software, Inc. *	233,605
		444,945
	IRON/STEEL - 0.6%
3,235	Reliance Steel & Aluminum Co.	142,955

	MACHINERY-CONSTRUCTION & MINING - 0.3%
767	Caterpillar, Inc.	72,451

	MACHINERY-DIVERSIFIED - 0.8%
2,486	Gardner Denver, Inc.	192,242

	MEDIA - 0.3%
1,810	Walt Disney Co.	63,133

	MINING - 0.2%
4,801	Alcoa, Inc.	51,659

	MISCELLANEOUS MANUFACTURING - 0.6%
858	3M Co.	67,799
3,842	General Electric Co.	64,200
		131,999

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS
October 31, 2011 (Unaudited) (Continued)
Shares		Value
	OI L& GAS - 1.5%
4,429	Atwood Oceanics, Inc. *	$ 189,295
768	Chevron Corp.	80,678
934	Exxon Mobil Corp.	72,936
		342,909
	PACKAGING & CONTAINERS - 0.6%
4,088	Sonoco Products Co.	128,322

	PHARMACEUTICALS - 2.6%
1,308	Johnson & Johnson	84,222
4,672	Medicis Pharmaceutical Corp.	178,891
2,408	Merck & Co., Inc.	83,076
4,036	Pfizer, Inc.	77,733
4,334	Valeant Pharmaceuticals International, Inc.	171,453
		595,375
	RETAIL - 5.6%
2,229	Advance Auto Parts, Inc.	145,041
9,119	American Eagle Outfitters, Inc.	119,732
4,714	Bob Evans Farms, Inc.	155,091
752	Chipotle Mexican Grill, Inc. - Cl. A *	252,762
2,127	Home Depot, Inc.	76,147
1,044	McDonald's Corp.	96,935
3,764	PetSmart, Inc.	176,720
14,574	Saks, Inc. *	154,047
1,538	Wal-Mart Stores, Inc.	87,235
		1,263,710
	SEMICONDUCTORS - 0.4%
3,668	Intel Corp.	90,013

	SOFTWARE - 1.2%
6,162	ACI Worldwide, Inc. *	188,989
3,048	Microsoft Corp.	81,168
		270,157
	TELECOMMUNICATIONS - 1.6%
2,845	AT&T, Inc.	83,387
4,308	Cisco Systems, Inc.	79,827
4,012	Plantronics, Inc.	134,041
2,207	Verizon Communications, Inc.	81,615
		378,870

	TOTAL COMMON STOCK ( Cost - $5,989,672)	6,682,973

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS
October 31, 2011 (Unaudited) (Continued)
Shares		Value
	SHORT-TERM INVESTMENTS - 58.3%
	MONEY MARKET FUND - 58.3%
13,433,893	Goldman Sachs Financial Square Funds - Prime Obligations Fund - 0.00%	$ 13,433,893
	(Cost - $13,433,893)

	TOTAL INVESTMENTS - 87.3% ( Cost - $19,423,565)	$ 20,116,866
	OTHER ASSETS LESS LIABILITIES - 12.7%	2,917,392
	NET ASSETS - 100.0%	$ 23,034,258

*Non- Income Producing Security.
+ Money market fund; interest rate reflects seven-day effective yield on October 31, 2011.

At October 31, 2011, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was
an excess of value over cost:		$ 1,124,406
Aggregate gross unrealized depreciation for all investments for which there was
an excess of cost over value:		(431,105)
Net unrealized appreciation		$ 693,301

FUTURES CONTRACTS		Unrealized
Number of Contracts	Number of Contracts	Appreciation
S & P E-Mini Future maturing December 2011
(Underlying Face Amount at Value $3,710,250)	60	$ 37,500
TOTAL FUTURES CONTRACTS

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2011

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2011  for the Fund’s assets and liabilities measured at fair value:

Autopilot Managed Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 6,682,973	-	$ -	$ 6,682,973
Short-Term Investments	$ 13,433,893	-	$ -	$ 13,433,893
Total	$ 20,116,866	-	-	$ 20,116,866

Liabilities	Level 1	Level 2	Level 3	Total
Futures	$ 37,500	-	$ -	$ 37,500
Total	$ 37,500	-	$ -	$ 37,500

The Funds did not hold any Level 3 securities during the period.
There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/29/11